Document and Entity Information	Sep. 23, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity File Number	1-7275
Entity Registrant Name	Conagra Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0248710
Entity Address State Or Province	IL
Entity Address, Address Line One	222 W. Merchandise Mart Plaza,
Entity Address, Adress Line Two	Suite 1300
Entity Address, City or Town	Chicago
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	549-5000
Title of 12(b) Security	Common Stock
Trading Symbol	CAG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000023217
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false